Right-of-Use Assets and Operating Lease Liabilities - Schedule of ROU Assets and Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of ROU Assets and Operating Lease Liabilities [Abstract]
Right-of-use assets	$ 77,749	$ 106,978
Operating lease liabilities
Current portion	58,032	57,653
Non-current portion	19,717	49,325
Total	$ 77,749	$ 106,978
Operating leases:
Weighted average remaining lease term (years)	1 year 3 months 29 days	1 year 10 months 13 days
Weighted average discount rate	2.875%	2.875%